Earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of Earnings per Share

Three-month period ended June 30,	2025	2025	2024	2024
	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	295,531,210	341,044,191	288,082,955	345,437,500
Weighted number of shares with dilutive effects	3,300,452	12,293,550	3,430,738	12,467,091
Weighted number of outstanding shares (diluted and undiluted)	298,831,661	353,337,741	291,513,693	357,904,591

Net profit / (loss) (CHF in millions)	(36.7)	(4.2)	27.5	3.3
Basic EPS (CHF)	(0.12)	(0.01)	0.10	0.01
Diluted EPS (CHF)	(0.12)	(0.01)	0.09	0.01

Six-month period ended June 30,	2025	2025	2024	2024
	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	294,458,484	343,228,709	287,985,587	345,437,500
Weighted number of shares with dilutive effects	4,005,446	12,885,677	3,366,411	12,174,230
Weighted number of outstanding shares (diluted and undiluted)	298,463,930	356,114,386	291,351,998	357,611,730

Net profit (CHF in millions)	14.1	1.6	109.1	13.1
Basic EPS (CHF)	0.05	—	0.38	0.04
Diluted EPS (CHF)	0.05	—	0.37	0.04